Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Ordinary shares, Authorized shares	500,000,000	500,000,000
Ordinary shares, Issued shares	105,740,648	106,789,522
Ordinary shares, Outstanding shares	105,740,648	106,789,522
US$
Ordinary shares, Par value (in dollars per share)	0.01	0.01